Schedule II - Valuation and Qualifying Accounts (Notes)	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Schedule II—Valuation and Qualifying Accounts (in thousands)

	Balance at Beginning of Period	Additions Charged To Expense/ Against Revenue	Deductions	Balance at End of Period
Allowance for doubtful accounts:
Year ended December 31, 2010	$161	$220	$(189)	$192
Year ended December 31, 2011	192	202	(279)	115
Year ended December 31, 2012	115	222	(146)	191